Income Taxes - Components of Income Tax (Benefit)/expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal					$ 0	$ 0
State					21	8
Foreign					0	0
Total current income tax expense					21	8
Deferred:
Federal					0	0
State					0	0
Foreign					0	0
Total deferred income tax expense					0	0
Income tax expense	$ 4	$ 2	$ 9	$ 4	$ 21	$ 8